Earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding
	June 30, 2022	June 30, 2021	June 30, 2020
Weighted - average outstanding shares	809	588	575
Adjustments for calculation of diluted earnings per share
Treasury shares	2	-	2
Warrants	80	-	-
Weighted - average diluted common shares	891	588	577

Schedule of basic earnings per share
	June 30, 2022	June 30, 2021	June 30, 2020
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	34,552	(37,515)	49,084
Loss for the year of discontinued operations attributable to equity holders of the parent	-	(11,562)	(13,984)
Profit / (loss) for the year attributable to equity holders of the parent	34,552	(49,077)	35,100
Weighted average number of common shares outstanding	809	588	575
Basic earnings per share	42.73	(83.41)	61.00

Schedule of diluted earnings per share
	June 30, 2022	June 30, 2021	June 30, 2020
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	34,552	(37,515)	49,084
Loss for the year of discontinued operations attributable to equity holders of the parent	-	(11,562)	(13,984)
Profit / (loss) for the year per share attributable to equity holders of the parent	34,552	(49,077)	35,100
Weighted average number of common shares outstanding	891	588	579
Diluted earnings per share	38.79	(83.41)	60.66